Acquisitions and Divestitures - 2019 Acquisitions (Details) $ / shares in Units, R in Millions, $ in Millions, $ in Millions										12 Months Ended
	Nov. 06, 2019 USD ($)	May 17, 2019 USD ($) shares	May 16, 2019	Apr. 17, 2019 USD ($)	Apr. 17, 2019 CAD ($) $ / shares	Feb. 14, 2019 USD ($)	Jan. 04, 2019 USD ($)	Jan. 04, 2019 ZAR (R)	Jan. 01, 2019 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 02, 2020	Mar. 31, 2020	Dec. 20, 2019	Feb. 05, 2019 € / shares
Disclosure of detailed information about business combination [line items]
Increase (decrease) through disposal of subsidiary, equity										$ 255.7	$ (466.2)
Investments in associates										$ 6,439.6	$ 5,984.4
Consideration paid									$ (561.5)
AGT Food & Ingredients Inc.
Disclosure of detailed information about business combination [line items]
Consideration paid				$ 226.5	$ 301.8
Percentage of economic interests acquired					69.90%
ARX Insurance Company (ARX Insurance)
Disclosure of detailed information about business combination [line items]
Consideration paid						$ 17.4
RiverStone Barbados
Disclosure of detailed information about business combination [line items]
Percentage of common shares acquired												60.00%	60.00%	40.00%
Percentage of interests acquired												60.00%	60.00%	40.00%
Common shares | AGT Food & Ingredients Inc.
Disclosure of detailed information about business combination [line items]
Share price (in dollars per share) | $ / shares					$ 18.00
AGT Food & Ingredients Inc.
Disclosure of detailed information about business combination [line items]
Ownership percentage in equity method investment				59.60%	59.60%					58.00%
Ownership percentage in investment if warrants are exercised				80.00%	80.00%
Grivalia Properties
Disclosure of detailed information about business combination [line items]
Ownership percentage			53.00%
Net realized gains (losses)		$ 171.3
Increase (decrease) through disposal of subsidiary, equity		$ (466.2)
Eurobank Ergasias S.A
Disclosure of detailed information about business combination [line items]
Ownership percentage		32.40%	18.00%
Eurobank Ergasias S.A | Non-insurance companies
Disclosure of detailed information about business combination [line items]
Ownership percentage										30.50%	30.50%
Investments in associates										$ 1,166.3	$ 1,164.4
Limited Liability Company FFH Ukraine Holdings (Fairfax Ukraine) | Universalna
Disclosure of detailed information about business combination [line items]
Cash transferred	$ 4.6
Ownership percentage	30.00%
Fairfax Africa | Consolidated Infrastructure Group
Disclosure of detailed information about business combination [line items]
Percentage of common shares acquired							41.20%	41.20%
Consideration paid							$ 44.9	R 628.3
Percentage of interests acquired							41.20%	41.20%
Fairfax Africa | Consolidated Infrastructure Group
Disclosure of detailed information about business combination [line items]
Ownership percentage in equity method investment							49.10%	49.10%
Shareholder's of Grivalia Properties REIC
Disclosure of detailed information about business combination [line items]
Right to receive exchange of shares | shares		15.8
Pre-merger dividend (in dollars per share) | € / shares															€ 0.42